SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 2
6
- SUBSEQUENT EVENTS
In August 2021, the Company completed the acquisition of 100%
 of the
equity of Beijing Hollysys Intelligent Technologies Co., Ltd. (“Hollysys Intelligent”), a wholly owned subsidiary, from
Ningbo Hollysys Intelligent Technologies Co Ltd. (“Ningbo Hollysys”), with a cash consideration of approximately $20,901. As a subsidiary of the Company, its financial performance will be included in the Company’s consolidated financial statements from the first quarter of fiscal year 2022.